PROPERTY AND EQUIPMENT (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property and equipment, Gross carrying amount, Gross carrying amount	$ 150,915
Property and equipment, Net carrying amount	138,339	$ 0
Property and equipment, Accumulated amortization	(12,557)
Foreign Currency Translation Adjustment [Member]
Property and equipment, Gross carrying amount, Gross carrying amount	0
Property and equipment, Net carrying amount	(19)
Property and equipment, Accumulated amortization	0
Software developments [Member]
Property and equipment, Gross carrying amount, Gross carrying amount	150,915
Property and equipment, Net carrying amount	138,358
Property and equipment, Accumulated amortization	$ (12,557)
Property and equipment, Weighted average useful lives	3 years